CONSOLIDATED STATEMENTS OF OPERATIONS (Parantheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation	$ 5,762,384
Cost of revenues
Share-based compensation	17,517	8,095	14,867
Marketing
Share-based compensation	82,135	45,327	108,913
Selling, general and administrative
Share-based compensation	$ 5,662,732	$ 856,482	$ 1,815,546